THE ALGER FUNDS

Alger Mid Cap Growth Fund
Alger Health Sciences Fund

Supplement dated November 15, 2010 to the
Prospectus dated March 1, 2010

The following is added with respect to Alger Mid Cap Growth Fund under the heading "Management" on page 14 of the Prospectus:

Co-Portfolio Managers:

Ankur Crawford, Ph.D. Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010	Maria Liotta Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010	Michael Young Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010

The following is added with respect to Alger Health Sciences Fund under the heading "Management" on page 36 of the Prospectus:

Maria Liotta
Senior Vice President Senior Analyst Since November 2010

The following replaces the entries for Alger Mid Cap Growth Fund and Alger Health Sciences Fund in the chart under the heading "Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments" on page 62 of the Prospectus:

Fund	Portfolio Manager(s)	Since
Alger Mid Cap Growth Fund	Portfolio Manager: Dan C. Chung, CFA Co-Portfolio Managers: Ankur Crawford, Ph.D. Maria Liotta Michael Young	September 2001 November 2010 November 2010 November 2010

Alger Health Sciences Fund	Portfolio Managers: Dan C. Chung, CFA David Farhadi, M.D. Maria Liotta Rosanne Ott	October 2005 July 2008 November 2010 October 2005

In addition, the following paragraphs are added to the descriptions of portfolio managers on pages 62 and 63 of the Prospectus.

"Ms. Crawford has been employed by the Manager since 2004 and currently serves as Senior Vice President, Senior Analyst and co-portfolio manager.

Ms. Liotta has been employed by the Manager since 2010 and currently serves as Senior Vice President, Senior Analyst, and co-portfolio manager. Prior to joining the Manager, she was a director at Citigroup from 2009 to 2010, a managing director at Merrill Lynch from 2007 to 2009 and a managing director at The Galleon Group from 2002 to 2007.

Mr. Young has been employed by the Manager since 2008 and currently serves as Senior Vice President, Senior Analyst and co-portfolio manager. Prior to joining the Manager, he was self employed from 2007 to 2008 and a senior energy analyst at Fidelity Management & Research from 2005 to 2007."

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